Investment Portfolioas of September 30, 2024 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)

Mutual Funds 62.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,549,502	18,891,810
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	10,790,450	62,692,512
DWS Floating Rate Fund "Institutional" (a)	6,102,562	46,135,366
DWS Global Macro Fund "Institutional" (a)	3,504,776	37,010,433
DWS RREEF Global Infrastructure Fund "Institutional" (a)	4,074,175	67,794,279
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,747,267	41,480,121
Total Mutual Funds (Cost $278,580,345)		274,004,521

Exchange-Traded Funds 36.0%
iShares Global Infrastructure ETF	141,313	7,691,666
iShares JP Morgan USD Emerging Markets Bond ETF	238,293	22,299,459
iShares Preferred & Income Securities ETF	459,281	15,261,908
SPDR Bloomberg Convertible Securities ETF	635,878	48,701,896
SPDR Bloomberg Emerging Markets Local Bond ETF	2,061,659	43,851,487
Xtrackers RREEF Global Natural Resources ETF (b)	712,119	19,426,606
Total Exchange-Traded Funds (Cost $142,756,990)		157,233,022

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 4.93% (a) (c) (Cost $5,957,150)	5,957,150	5,957,150

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $427,294,485)	100.1	437,194,693
Other Assets and Liabilities, Net	(0.1)	(544,991)
Net Assets	100.0	436,649,702
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Mutual Funds 62.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
16,984,587	863,399	—	—	1,043,824	863,399	—	2,549,502	18,891,810
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
59,589,066	1,295,904	—	—	1,807,542	1,295,904	—	10,790,450	62,692,512
DWS Floating Rate Fund "Institutional" (a)
43,718,798	3,005,507	—	—	(588,939)	3,005,507	—	6,102,562	46,135,366
DWS Global Macro Fund "Institutional" (a)
34,395,150	427,048	—	—	2,188,235	427,048	—	3,504,776	37,010,433
DWS RREEF Global Infrastructure Fund "Institutional" (a)
58,739,124	1,596,093	—	—	7,459,062	938,119	657,974	4,074,175	67,794,279
DWS RREEF Real Estate Securities Fund "Institutional" (a)
36,053,065	619,830	—	—	4,807,226	619,830	—	1,747,267	41,480,121

Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Exchange-Traded Funds 4.4%
Xtrackers RREEF Global Natural Resources ETF (b)
—	19,212,971	—	—	213,635	72,501	—	712,119	19,426,606
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 4.93% (a) (c)
28,907,178	63,124,211	86,074,239	—	—	1,025,328	—	5,957,150	5,957,150
DWS ESG Liquidity Fund (a)
39,701,601	1,261,750	40,957,491	7,815	(13,675)	1,321,056	—	—	—
318,088,569	91,406,713	127,031,730	7,815	16,916,910	9,568,692	657,974	35,438,001	299,388,277

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$274,004,521	$—	$—	$274,004,521
Exchange-Traded Funds	157,233,022	—	—	157,233,022
Short-Term Investments	5,957,150	—	—	5,957,150
Total	$437,194,693	$—	$—	$437,194,693
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2AAA-PH3
R-080548-2 (1/25)